Rule 24f-2 Notice
For
AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
FILE NO.33-90684


Fiscal period for which notice is filed                       12/31/95
Securities registered and unsold at the beginning
of the fiscal year                                                   0
Securities registered during this year other than
pursuant to Rule 24f-2                                               0
Sale price of accumulation units sold during fiscal
year ending December 31, 1995                                  $133,550
Aggregate sale price of accumulation units sold during
the fiscal year ending December 31, 1995                       $133,550
Redemption price of accumulation units redeemed
during the fiscal year ending December 31, 1995                 $24,302
Total amount upon which fee calculation is based               $109,248
Fee submitted (1/32 of 1% of total amount)                      $100.00








AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
BY JOHN COLEMAN

---------------------------
JOHN COLEMAN
ASSISTANT CONTROLLER